INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule for income tax provision differs from the amount of income tax

The components of deferred income tax assets and liabilities as of December 31, 2016 and 2015 are as follows:

	2016	2015
Deferred tax assets
Net operating losses	$1,005,468	$458,202
Deferred tax liabilities
Accelerated tax depreciation	19,183	16,911
Net deferred tax assets	986,285	441,291
Less: valuation allowance	(986,285)	(441,291)
Net	$—	$—

Schedule of operating loss carry forward	This loss carryforward expires according to the following schedule:
Year Ending December 31,	Amount
2033	$217,074
2034	368,378
2035	761,615
2036	1,610,192
Total	$2,957,258